Shareholders' Equity (Details)				12 Months Ended
	May 07, 2020 shares	Feb. 08, 2019 CNY (¥) shares	Feb. 08, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued								108,230	108,230
Convertible promissory note								¥ 4,038,000	$ 619,000
Converted ordinary shares				63,250
Conversion price (in Dollars per share) | $ / shares				$ 5
SPAC Transaction, description				Prior to the closing of the SPAC Transaction, the Company issued 533,000 Class A ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.
Original shareholders, percentage				70.00%
Total cash equivalent (in Yuan Renminbi) | ¥								175,000,000
Average closing price term				15 days
Fair value amount								¥ 175,000,000	26,800,000
Gross proceeds Amount (in Dollars) | $									$ 664,670
Annual general meeting of shareholders description				(i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,626,058 Class B ordinary shares.
Warrants issued exercised shares								96,300	96,300
Warrants outstanding exercised shares								96,300	96,300
Warrants expiration date								Feb. 04, 2024	Feb. 04, 2024
Warrants exercisable, shares								3,011,850	3,011,850
Weighted average life				2 years 1 month 6 days
Unit purchase option, description		the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of December 31, 2021, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 2.1 years and expiring on February 5, 2024.	the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 110,000 shares. As of December 31, 2021, the Company had UPO units exercisable for 530,000 Class A ordinary shares with weighted average life of 2.1 years and expiring on February 5, 2024.
Receipt of cash payament (in Dollars) | $				$ 100
Unit purchase option (in Dollars) | $				$ 1,286,000
Expected volatility, percentage				35.00%
Rsk-free interest rate, percentage				2.44%
Expected life				5 years
Dividend declared						¥ 104,590	¥ 228,500			$ 15,023	$ 33,200	¥ 333,090
Capital distribution (in Yuan Renminbi) | ¥						¥ 32,328
Earn-out liability, description				As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB128,119 as shares to be issued in the equity of the Company.	As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company.
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding and exercisable (in Dollars) | $									$ 6,020,000
Warrants, description				The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).
Warrants per share price (in Dollars per share) | $ / shares									$ 0.01
Exercise price (in Dollars per share) | $ / shares									$ 11.5
Warrants expiration date								Feb. 04, 2024	Feb. 04, 2024
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued		402,983	402,983
Converted ordinary shares				602,000
Deferred underwriting commission		¥ 14,131,000	$ 2,166,000
Public warrants, shares					5,750,000
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Private warrants, shares					270,000
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary per share price (in Dollars per share) | $ / shares				$ 16.5
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized								2,925,058	2,925,058
Ordinary stock, shares issued								2,625,058	2,625,058
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares authorized								2,925,058	2,925,058
Ordinary stock, shares issued					27,037,302			28,219,583	28,219,583
Ordinary stock, shares outstanding								2,625,058	2,625,058
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued						2,461,983		19,400,000	19,400,000	2,461,983
Ordinary stock, shares outstanding	2,249,350					2,461,983				2,461,983
Redemption of ordinary shares	212,633
Earn-out consideration shares								3,000,000	3,000,000
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares									$ 2.98
BeeLive [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued								3,786,719	3,786,719
Total cash equivalent (in Yuan Renminbi) | ¥								¥ 250,000,000
BeeLive [Member] | Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares									$ 6.68